Schedule of Components of Net Periodic Benefit Credit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 26,805	$ 22,167	$ 23,001
Interest cost	36,101	35,879	33,151
Expected return on assets	(39,759)	(37,699)	(36,385)
Prior service cost (credit)	311	350	422
Actuarial (gain) loss	14,138	12,074	17,159
Transition asset	(1)	(1)	(1)
Settlement charge (credit)	21	124
Termination benefit charge		764	2,085
Total net periodic benefit cost (credit)	37,616	33,658	39,432
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	80	85	137
Interest cost	727	863	928
Prior service cost (credit)	(1,741)	(1,959)	(2,302)
Actuarial (gain) loss	(364)	(499)	(309)
Settlement charge (credit)		(9)
Total net periodic benefit cost (credit)	$ (1,298)	$ (1,519)	$ (1,546)